     As filed with the Securities and Exchange Commission on May 29, 2001

                                                1933 Act File No.   2-83616
                                                1940 Act File No.   811-3732

==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                              ------------------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                          THE SECURITIES ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 30

                                       AND

                          REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 34

                          MFS/SUN LIFE SERIES TRUST
              (Exact Name of Registrant as Specified in Charter)

              500 Boylston, Street, Boston, Massachusetts 02116
                   (Address of Principal Executive Offices)

      Registrant's Telephone Number, Including Area Code: (617) 954-5000
          Stephen E. Cavan, Massachusetts Financial Services Company
               500 Boylston Street, Boston, Massachusetts 02116
                   (Name and Address of Agent for Service)

                APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

      |_| immediately upon filing pursuant to paragraph (b) |_| on [date] pursuant to paragraph (b)
      |_| 60 days after filing pursuant to paragraph (a)(i) |X| on July 28, 2001 pursuant to paragraph (a)(i)
      |_| 75 days after filing pursuant to paragraph (a)(ii) |_| on [date] pursuant to paragraph (a)(ii) of rule 485.

      If appropriate, check the following box:

      |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

==============================================================================

                          MFS(R)/SUN LIFE SERIES TRUST

BOND SERIES                               MANAGED SECTORS SERIES
CAPITAL APPRECIATION SERIES               MASSACHUSETTS INVESTORS GROWTH
CAPITAL OPPORTUNITIES SERIES                STOCK SERIES
EMERGING GROWTH SERIES                    MASSACHUSETTS INVESTORS TRUST SERIES
EMERGING MARKETS EQUITY SERIES            MID CAP GROWTH SERIES
GLOBAL ASSET ALLOCATION SERIES            MONEY MARKET SERIES
GLOBAL GOVERNMENTS SERIES                 NEW DISCOVERY SERIES
GLOBAL GROWTH SERIES                      RESEARCH SERIES
GLOBAL HEALTH SCIENCES SERIES             RESEARCH GROWTH AND INCOME SERIES
GLOBAL TELECOMMUNICATIONS SERIES          RESEARCH INTERNATIONAL SERIES
GLOBAL TOTAL RETURN SERIES                STRATEGIC GROWTH SERIES
GOVERNMENT SECURITIES SERIES              STRATEGIC INCOME SERIES
HIGH YIELD SERIES                         TECHNOLOGY SERIES
INTERNATIONAL GROWTH SERIES               TOTAL RETURN SERIES
INTERNATIONAL INVESTORS TRUST SERIES      UTILITIES SERIES
INTERNATIONAL NEW DISCOVERY SERIES        VALUE SERIES

           Supplement dated July 28, 2001 to the Current Prospectus

This Supplement describes the series' service class shares, and it supplements certain information in the series' Prospectus dated May 1, 2001. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus. The Series Fund offers shares of its 31 series exclusively to separate accounts established by Sun Life Assurance Company of Canada (U.S.) and its affiliates in order to serve as investment options under variable annuity and life insurance contracts (the "Variable Contracts"). Each of these series is managed by Massachusetts Financial Services Company (referred to as MFS or the adviser) and is described in the Prospectus.

Please note that the following series currently are not available for sale:
Global Health Sciences Series and the International New Discovery Series.

Service class shares were first offered for sale on [August 1, 2001], and are available exclusively for purchase by contract holders who purchase the following types of contracts on or after [August 1, 2001]: Regatta Choice, Regatta Access, Regatta Extra, Regatta Flex Four, Futurity Accolade, Futurity III, Futurity Select IV and Futurity Focus. Contract holders who purchased their Variable Contract prior to [August 1, 2001], may continue to purchase the Series Fund's initial class series, which are described in the Prospectus.

1. EXPENSE SUMMARY

   EXPENSE TABLE

   This table describes the expense that you may pay when you hold shares of the series. These fees and expenses do not take into account the fees and expenses imposed under the Variable Contracts through which an investment in a series is made.

ANNUAL OPERATING EXPENSES (expenses that are deducted from a series' assets):

                                                                      CAPITAL            CAPITAL             EMERGING
                                                     BOND           APPRECIATION      OPPORTUNITIES           GROWTH
                                                    SERIES             SERIES             SERIES              SERIES
Management Fee............................           0.60%             0.71%               0.71%              0.69%
Distribution (12b-1) Fees(1)..............           0.25%             0.25%               0.25%              0.25%
Other Expenses(2).........................           0.12%             0.04%               0.08%              0.05%
                                                     -----             -----               -----              -----
Total Annual Series Operating Expenses(2).           0.97%             1.00%               1.04%              0.99%

                                                   EMERGING            GLOBAL
                                                    MARKETS            ASSET              GLOBAL              GLOBAL
                                                    EQUITY           ALLOCATION         GOVERNMENTS           GROWTH
                                                    SERIES             SERIES             SERIES              SERIES
Management Fee............................           1.25%             0.75%               0.75%              0.90%
Distribution (12b-1) Fees(1)..............           0.25%             0.25%               0.25%              0.25%
Other Expenses(2).........................           0.32%             0.15%               0.19%              0.14%
                                                     -----             -----               -----              -----
Total Annual Series Operating Expenses(2).           1.82%             1.15%               1.19%              1.29%

                                                    GLOBAL             GLOBAL              GLOBAL
                                                    HEALTH            TELECOM-             TOTAL             GOVERNMENT
                                                   SCIENCES         MUNICATIONS            RETURN            SECURITIES
                                                    SERIES             SERIES              SERIES              SERIES
Management Fee............................           1.00%             1.00%               0.75%               0.55%
Distribution (12b-1) Fees(1)..............           0.25%             0.25%               0.25%               0.25%
Other Expenses(2).........................           0.46%             7.50%               0.16%               0.07%
                                                     -----             -----               -----              -----
Total Annual Series Operating Expenses(2).           1.71%             8.75%               1.16%               0.87%
Fee Waiver and/or Expense Reimbursement(3)          (0.21)%           (7.22)%               N/A                 N/A
                                                     -----             -----               -----              -----
Net Expenses(2)...........................           1.50%             1.53%               1.16%               0.87%

                                                                                       INTERNATIONAL       INTERNATIONAL
                                                     HIGH           INTERNATIONAL        INVESTORS              NEW
                                                     YIELD             GROWTH              TRUST             DISCOVERY
                                                    SERIES             SERIES              SERIES              SERIES
Management Fee............................           0.75%             0.975%              0.975%              0.975%
Distribution (12b-1) Fees(1)..............           0.25%             0.25%               0.25%               0.25%
Other Expenses(2).........................           0.08%             0.265%              0.235%              0.465%
                                                     -----             ------              ------              ------
Total Annual Series Operating Expenses(2).           1.08%             1.49%               1.46%               1.69%
Fee Waiver and/or Expense Reimbursement(3)            N/A               N/A                 N/A               (0.21)%
                                                     -----             -----               -----              -----
Net Expenses(2)...........................           1.08%             1.49%               1.46%               1.48%

                                                                   MASSACHUSETTS
                                                                    INVESTORS         MASSACHUSETTS
                                                    MANAGED           GROWTH            INVESTORS             MID CAP
                                                    SECTORS           STOCK               TRUST                GROWTH
                                                    SERIES            SERIES              SERIES               SERIES
Management Fee............................           0.71%             0.75%               0.55%               0.75%
Distribution (12b-1) Fees(1)..............           0.25%             0.25%               0.25%               0.25%
Other Expenses(2).........................           0.05%             0.06%               0.05%               0.14%
                                                     -----             -----               -----               -----
Total Annual Series Operating Expenses(2).           1.01%             1.06%               0.85%               1.14%


                                                                                                              RESEARCH
                                                     MONEY             NEW                                   GROWTH AND
                                                    MARKET          DISCOVERY            RESEARCH              INCOME
                                                    SERIES            SERIES              SERIES               SERIES
Management Fee............................           0.50%             0.90%               0.69%               0.75%
Distribution (12b-1) Fees(1)..............           0.25%             0.25%               0.25%               0.25%
Other Expenses(2).........................           0.08%             0.09%               0.05%               0.13%
                                                     -----             -----               -----               -----
Total Annual Series Operating Expenses(2).           0.83%             1.24%               0.99%               1.13%

                                                   RESEARCH          STRATEGIC           STRATEGIC
                                                 INTERNATIONAL         GROWTH              INCOME           TECHNOLOGY
                                                    SERIES             SERIES              SERIES             SERIES
Management Fee............................           1.00%             0.75%               0.75%               0.75%
Distribution (12b-1) Fees(1)..............           0.25%             0.25%               0.25%               0.25%
Other Expenses(2).........................           0.28%             0.19%               0.23%               0.17%
                                                     -----             -----               -----               -----
Total Annual Series Operating Expenses(2).           1.53%             1.19%               1.23%               1.17%

                                                    TOTAL
                                                    RETURN          UTILITIES             VALUE
                                                    SERIES            SERIES              SERIES
Management Fee............................           0.66%             0.72%               0.75%
Distribution (12b-1) Fees(1)..............           0.25%             0.25%               0.25%
Other Expenses(2).........................           0.04%             0.08%               0.12%
                                                     -----             -----               -----
Total Annual Series Operating Expenses(2).           0.95%             1.05%               1.12%

--------------------
(1) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

(2) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the series'
    expenses). Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Total Annual Sales Operating Expenses" ("Net Expenses" in the case of Global Health Sciences Series,
    Global Telecommunication Series and International New Discovery Series) would be lower for certain series, and would equal:


        Bond Series...................     0.95%       Massachusetts Investors Trust Series..    0.84%
        Capital Appreciation Series...     0.99%       Mid Cap Growth Series.................    1.12%
        Emerging Growth Series........     0.98%       Research Growth and Income Series.....    1.12%
        Emerging Markets Equity Series     1.80%       Research international Series.........    1.52%
        Global Asset Allocation Series     1.14%       Strategic Growth Series...............    1.17%
        Global Governments Series.....     1.18%       Strategic Income Series...............    1.21%
        Global Growth Series..........     1.28%       Technology Series.....................    1.15%
        Global Telecommunications Series   1.50%       Total Return Series...................    0.94%
        Global Total Return Series....     1.15%       Utilities Series......................    1.04%
        High Yield Series.............     1.07%       Value Series..........................    1.11%
        International Growth Series...     1.48%

(3) MFS has contractually agreed to bear the expenses of each of the Global Health Sciences Series, Global
    Telecommunications Series and International New Discovery Series such that "Other Expenses," after taking into account the expense offset arrangement described above, do not exceed 0.25% annually. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the Series Fund's board of directors, provided however, that this arrangement will terminate prior to May 1, 2002, in the event that such series' "Other Expenses" equal or fall below 0.25% annually.

   EXAMPLE OF EXPENSES. The "Example of Expenses" table is intended to help you compare the cost of investing in each series with the cost of investing in other mutual funds. These examples do not take into account the fees and expenses imposed under the Variable Contracts through which an investment in a series is made. The Examples assume:

  o You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

  o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

  o The series' operating expenses remain the same, except that, with respect to the Global Health Sciences Series, Global Telecommunication Series and International New Discovery Series, the series' total operating expenses are assumed to be the series' "Net Expenses" for the first year, and the series' "Total Annual Series Operating Expenses" for subsequent years (see the table above).

   Although your actual costs may be higher or lower, under these assumptions your costs would be:

   The table is supplemented as follows:

              SERVICE CLASS SHARES             YEAR 1      YEAR 3
              --------------------             ------      ------

       Bond Series                               $ 99        $309
       Capital Appreciation Series                102         318
       Capital Opportunities Series               106         331
       Emerging Growth Series                     101         315
       Emerging Markets Equity Series             185         573
       Global Asset Allocation Series             117         365
       Global Governments Series                  121         378
       Global Growth Series                       131         409
       Global Health Sciences Series              153         518
       Global Telecommunications Series           156       1,899
       Global Total Return Series                 118         368
       Government Securities Series                89         262
       High Yield Series                          110         343
       International Growth Series                152         471
       International Investors Trust Series       149         462
       International New Discovery Series         151         512
       Managed Sectors Series                     103         322
       Massachusetts Investors Growth Series      108         337
       Massachusetts Investors Trust Series        87         271
       Mid Cap Growth Series                      116         362
       Money Market Series                         85         265
       New Discovery Series                       126         393
       Research Series                            101         315
       Research Growth and Income Series          115         359
       Research International Series              156         483
       Strategic Growth Series                    121         378
       Strategic Income Series                    125         390
       Technology Series                          119         372
       Total Return Series                         97         303
       Utilities Series                           107         334
       Value Series                               114         356

2. DISTRIBUTION FEES

   Each series has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares. These annual distribution fees may equal up to 0.25%, and are paid out of the assets of each series' service class shares. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

                THE DATE OF THIS SUPPLEMENT IS JULY 28, 2001.

                                     PART C

ITEM 23.    EXHIBITS

             1 Amended and Restated Declaration of Trust dated May 1, 2001; filed herewith.

             2 Amended and Restated By-Laws, dated May 4, 2001; filed herewith.

             3       Not Applicable.

             4  (a)  Investment Advisory Agreement between Registrant and
                     Massachusetts Financial Services Company dated May 24, 1985. (3)

                (b) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company dated July 23, 1986. (3)

                (c) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company dated January 26, 1988. (3)

                (d) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the World Growth Series dated November 1, 1993. (3)

                (e) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Utilities Series dated November 1, 1993. (3)

                (f) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Research Series dated September 16, 1994. (3)

                (g) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the World Asset Allocation Series dated September 16, 1994. (3)

                (h) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the World Total Return Series dated September 16, 1994. (3)

                (i) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Emerging Growth Series dated May 1, 1995. (3)

                (j) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the MFS/Foreign & Colonial International Growth Series dated September 1, 1995. (3)

                (k) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the MFS/Foreign & Colonial International Growth and Income Series dated September 1, 1995. (3)

                (l) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the MFS/Foreign & Colonial Emerging Markets Equity Series dated September 1, 1995. (3)

                (m) Sub-Advisory Agreement by and between Massachusetts Financial Services Company and Foreign & Colonial Management Ltd. relating to the MFS/Foreign & Colonial International Growth Series dated September 1, 1995. (3)

                (n) Sub-Advisory Agreement by and between Massachusetts Financial Services Company and Foreign & Colonial Management Ltd. relating to the MFS/Foreign & Colonial Emerging Markets Equity Series dated September 1, 1995. (3)

                (o) Sub-Advisory Agreement between Foreign & Colonial Management Ltd. and Foreign & Colonial Emerging Markets Limited relating to the MFS/Foreign & Colonial International Growth Series dated September 1, 1995. (3)

                (p) Sub-Advisory Agreement between Foreign & Colonial Management Ltd. and Foreign & Colonial Emerging Markets Limited relating to the MFS/Foreign & Colonial Emerging Markets Equity Series dated September 1, 1995. (3)

                (q) Sub-Advisory Agreement by and between Massachusetts Financial Services Company and Foreign & Colonial Management Limited relating to the World Growth Series dated May 1, 1996. (3)

                (r) Sub-Advisory Agreement between Foreign & Colonial Management Limited and Foreign & Colonial Emerging Markets Limited relating to the World Growth Series dated May 1, 1996. (3)

                (s) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Value Series dated May 1, 1996. (3)

                (t) Investment Advisory Agreement between Registrant, on behalf of the Research Growth and Income Series, and Massachusetts Financial Services Company dated May 12, 1997. (3)

                (u) Amendment to the Investment Advisory Agreement by and between Massachusetts Financial Services Company and the Registrant relating to the Capital Appreciation Series dated January 1, 1997. (1)

                (v) Investment Advisory Agreement between Registrant, on behalf of the Bond Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

                (w) Investment Advisory Agreement between Registrant, on behalf of the Equity Income Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

                (x) Investment Advisory Agreement between Registrant, on behalf of the Massachusetts Investors Growth Stock Series, and Massachusetts Financial Services Company dated May 1, 1998.
                     (5)

                (y) Investment Advisory Agreement between Registrant, on behalf of the New Discovery Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

                (z) Investment Advisory Agreement between Registrant, on behalf of the Research International Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

               (aa) Investment Advisory Agreement between Registrant, on behalf of the Strategic Income Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

               (bb) Investment Advisory Agreement between Registrant, on behalf of the Strategic Growth Series, and Massachusetts Financial Services Company. (8)

               (cc) Investment Advisory Agreement between Registrant, on behalf of Technology Series, and Massachusetts Financial Services Company. (10)

               (dd) Investment Advisory Agreement between Registrant, on behalf of Global Telecommunications Series, and Massachusetts Financial Services Company. (10)

               (ee) Investment Advisory Agreement between Registrant, on behalf of Mid Cap Growth Series, and Massachusetts Financial Services Company. (10)

               (ff) Form of Investment Advisory Agreement between Registrant, on behalf of Global Health Sciences Series, and Massachusetts Financial Services Company. (10)

               (gg) Investment Advisory Agreement between Registrant, on behalf of International New Discovery Series, and Massachusetts Financial Services Company; filed herewith.

             5 Form of Distribution Agreement to be dated July 28, 2001; filed herewith.

             6       Not Applicable.

             7 Custodian Agreement between Registrant and State Street Bank and Trust Company dated March 10, 1999. (11)

             8  (a)  Shareholder Servicing Agent Agreement between Registrant and MFS Service Center, Inc., dated August 1, 1985. (3)

                (b) Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 1999. (2)

             9  (a)  Consent and Opinion of Counsel (to include new Global
                     Health Sciences and International New Discovery Series), dated February 26, 2001. (11)

                (b)  Legal Opinion Consent dated May 24, 2001; filed herewith.

            10       Consent of Deloitte & Touche LLP. (11)

            11       Not Applicable.

            12       Not Applicable.

            13 Form of Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 to be effective July 28, 2001; filed herewith.

            14       Not Applicable.

            15 Form of Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, to be dated July 28, 2001;
                     filed herewith.

            16 Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. (7)

                  Power of Attorney dated May 4, 2001; filed herewith.

 (1) Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed with the SEC via EDGAR on April 29, 1997.
 (2) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on March 31, 1999.
 (3) Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR on February 13, 1998.
 (4) Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed with the SEC via EDGAR on April 29, 1998.
 (5) Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR on February 22, 1999.
 (6) Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed with the SEC via EDGAR on August 13, 1999.
 (7) Incorporated by reference to Post-Effective Amendment No. 40 for MFS Series Trust IX (File Nos. 2-50409 and 811-2464) filed with the SEC via EDGAR on August 28, 2000.
 (8) Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed with the SEC via EDGAR on April 28, 2000.
 (9) Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed with the SEC via EDGAR on June 15, 2000.
(10) Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement filed with the SEC via EDGAR on December 13, 2000.
(11) Incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement filed with the SEC via EDGAR on March 1, 2001.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            Not applicable.

ITEM 25.    INDEMNIFICATION

            Reference is hereby made to (a) Article V of the Registrant's Amended and Restated Declaration of Trust, filed as an Exhibit to the Registrant's Post-Effective Amendment No. 21 and (b) the undertaking of the Registrant regarding indemnification set forth in Registrant's Post-Effective Amendment No. 21.

            The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

            MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below):
Massachusetts Investors Trust; Massachusetts Investors Growth Stock Fund; MFS Growth Opportunities Fund; MFS Government Securities Fund; MFS Government Limited Maturity Fund; MFS Series Trust I (which has 12 series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS Global Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS New Discovery Fund, MFS Technology Fund, MFS Research International Fund, MFS Global Telecommunications Fund and MFS Japan Equity Fund); MFS Series Trust II (which has two series: MFS Emerging Growth Fund and MFS Large Cap Growth Fund); MFS Series Trust III (which has three series: MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities Fund); MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund); MFS Series Trust V (which has five series: MFS Total Return Fund, MFS Research Fund, MFS International New Discovery Fund, MFS International Strategic Growth Fund and MFS International Value Fund); MFS Series Trust VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund); MFS Series Trust VII (which has two series: MFS Global Governments Fund and MFS Capital Opportunities Fund); MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS Global Growth Fund); MFS Series Trust IX (which has eight series: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Emerging Opportunities Fund, MFS Large Cap Value Fund and MFS High Quality Bond Fund); MFS Series Trust X (which has 19 series: MFS Government Mortgage Fund, MFS Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Investors Trust, MFS Strategic Value Fund, MFS Emerging Markets Debt Fund, MFS Income Fund, MFS European Equity Fund, MFS High Yield Fund, MFS New Endeavor Fund, MFS Multi Cap Growth Fund, MFS Fundamental Growth Fund, MFS Gemini Large Cap U.S. Fund, MFS Gemini U.K. Fund, MFS Global Financial Services Fund, MFS International ADR Fund, MFS Global Conservative Equity Fund, MFS International Core Equity Fund and MFS Global Health Sciences Fund); MFS Series Trust XI (which has three series: MFS Union Standard Equity Fund, Vertex Contrarian Fund and Vertex Income Fund); and MFS Municipal Series Trust (which has 18 series:
MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund, MFS Municipal Income Fund, MFS New York High Income Tax Free Fund and MFS Massachusetts High Income Tax Free Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

            MFS also serves as investment adviser of the following open-end
Funds: MFS Institutional Trust ("MFSIT") (which has 10 series) and MFS Variable Insurance Trust ("MVI") (which has 16 series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

            In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

            Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 31 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston, Massachusetts 02116. The principal business address of each of the aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

            The Directors of MFS are Arnold D. Scott, John W. Ballen, Kevin R. Parke, Thomas J. Cashman, Jr., Joseph W. Dello Russo, William W. Scott, Donald
A. Stewart, James Prieur and William W. Stinson. Jeffrey L. Shames is the Chairman and Chief Executive Officer, Mr. Ballen is President, Mr. Arnold Scott is a Senior Executive Vice President, Mr. William Scott is Vice Chairman, Mr. Cashman, Mr. Dello Russo and Mr. Parke are Executive Vice Presidents (Mr. Dello Russo is also Chief Financial Officer and Chief Administrative Officer and Mr. Parke is also Chief Investment Officer), Stephen E. Cavan is a Senior Vice President, General Counsel and Secretary of MFS, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Senior Vice President and Treasurer of MFS.

            MASSACHUSETTS INVESTORS TRUST
            MASSACHUSETTS INVESTORS GROWTH STOCK FUND
            MFS GROWTH OPPORTUNITIES FUND
            MFS GOVERNMENT SECURITIES FUND
            MFS GOVERNMENT LIMITED MATURITY FUND
            MFS SERIES TRUST I
            MFS SERIES TRUST II
            MFS SERIES TRUST III
            MFS SERIES TRUST IV
            MFS SERIES TRUST V
            MFS SERIES TRUST VI
            MFS SERIES TRUST VII
            MFS SERIES TRUST VIII
            MFS SERIES TRUST IX
            MFS SERIES TRUST X
            MFS SERIES TRUST XI
            MFS MUNICIPAL SERIES TRUST
            MFS VARIABLE INSURANCE TRUST
            MFS INSTITUTIONAL TRUST
            MFS MUNICIPAL INCOME TRUST
            MFS MULTIMARKET INCOME TRUST
            MFS GOVERNMENT MARKETS INCOME TRUST
            MFS INTERMEDIATE INCOME TRUST
            MFS CHARTER INCOME TRUST
            MFS SPECIAL VALUE TRUST

            Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Secretary and Clerk, James O. Yost, a Senior Vice President of MFS, is the Treasurer, Ellen M. Moynihan, Laura F. Healy, Robert R. Flaherty and Mark E. Bradley, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary and Assistant Clerk.

            MFS/SUN LIFE SERIES TRUST

            C. James Prieur, President and Director of Sun Life Assurance Company of Canada, is the President, S Stephen E. Cavan is the Secretary and Clerk, James O. Yost is the Treasurer, Ellen M. Moynihan, Laura F. Healy, Robert
R. Flaherty and Mark E. Bradley are the Assistant Treasurers, James R. Bordewick, Jr., is the Assistant Secretary and Assistant Clerk.

            MONEY MARKET VARIABLE ACCOUNT
            HIGH YIELD VARIABLE ACCOUNT
            CAPITAL APPRECIATION VARIABLE ACCOUNT
            GOVERNMENT SECURITIES VARIABLE ACCOUNT
            TOTAL RETURN VARIABLE ACCOUNT
            GLOBAL GOVERNMENTS VARIABLE ACCOUNT
            MANAGED SECTORS VARIABLE ACCOUNT

            C. James Prieur is the President, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr., is the Assistant Secretary.

            MIL FUNDS
            MFS MERIDIAN FUNDS

            Jeffrey L. Shames is Chairman, John A. Brindle, Richard W. S. Baker, Arnold D. Scott and William F. Waters are Directors, Stephen E. Cavan is the Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan, Laura F. Healy, Robert R. Flaherty and Mark E. Bradley are the Assistant Treasurers, and James
R. Bordewick, Jr. is the Assistant Secretary.

            VERTEX INVESTMENT MANAGEMENT, INC., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex All Cap Fund, Vertex Contrarian Fund and Vertex Income Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

            Jeffrey L. Shames is a Director and the President, Arnold D. Scott is a Director, Kevin R. Parke is Executive Vice President and Chief Equity Officer, John W. Ballen is Executive Vice President and Chief Investment Officer, John D. Laupheimer is a Senior Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

            MFS INTERNATIONAL LTD. ("MIL BERMUDA"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds known as the MFS Funds after January 1999 (which will have 11 portfolios as of January 1999):
U.S. Equity Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Dollar Reserve Fund, Charter Income Fund, U.S. Research Fund, U.S. Strategic Growth Fund, Global Equity Fund, European Equity Fund and European Corporate Bond Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg. MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Global Growth Fund, MFS Meridian Money Market Fund, MFS Meridian Global Balanced Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian Strategic Growth Fund and MFS Meridian Global Asset Allocation Fund and the MFS Meridian Research International Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

            Arnold D. Scott, Jeffrey L. Shames and Thomas J. Cashman, Jr. are Directors, Stephen E. Cavan is a Director, Senior Vice President and the Secretary, Robert T. Burns is an Assistant Secretary, Joseph W. Dello Russo is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

            MFS INTERNATIONAL (U.K.) LTD. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

            Thomas J. Cashman, Arnold D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is a Director and the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert
T. Burns is the Assistant Secretary.

            MFS INTERNATIONAL S.C. LTDA ("MIL BRAZIL"), a private commercial limited liability quota company organized under the laws of Brazil whose current address is Al Campinas, 1070, 7 andar, Sala 15, Sao Paulo, Sao Paulo, Brazil, is primarily involved in providing market development services to increment the use of MFS products and services in Brazil as well as being a distributor of the MFS Meridian Funds.

            Jeffrey L. Shames is President and Advisory Board Member and Stephen
E. Cavan is an Advisory Board Member.

            MFS INSTITUTIONAL ADVISORS (AUSTRALIA) LTD. ("MFSI-AUSTRALIA"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

            Thomas J. Cashman, Jr. is President and a Director, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

            MFS FUND DISTRIBUTORS, INC. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

            Jeffrey L. Shames is Chairman, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary and Thomas B. Hastings is the Assistant Treasurer.

            MFS SERVICE CENTER, INC. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

            Arnold D. Scott is a Director, Jeffrey L. Shames is Chairman, Joseph
W. Dello Russo is a Director and the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

            MFS INSTITUTIONAL ADVISORS, INC. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

            Thomas J. Cashman, Jr. is Chairman and a Director, Jeffrey L. Shames, and Arnold D. Scott are Directors, Kevin R. Parke is an Executive Vice President and Managing Director, Joseph W. Dello Russo is the Treasurer, Thomas
B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

            MFS RETIREMENT SERVICES, INC. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

            Jeffrey L. Shames is the Chairman, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

            MFS INVESTMENT MANAGEMENT K.K. ("MIMCO"), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMCO, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

            Jeffrey L. Shames and Arnold D. Scott are Directors.

            MFS HERITAGE TRUST COMPANY ("MFS TRUST"), a New Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

            Stephen E. Cavan and Joseph W. Dello Russo are Directors. Mr. Cavan is President, Mr. Dello Russo is Treasurer, and Robert T. Burns is Clerk.

            MFS ORIGINAL RESEARCH PARTNERS, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to domestic pooled private investment vehicles.

            Jeffrey L. Shames, John W. Ballen and Kevin R. Parke are Directors, Joseph W. Dello Russo is the Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

            MFS ORIGINAL RESEARCH ADVISORS, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to offshore pooled private investment vehicles.

            Jeffrey L. Shames, John W. Ballen and Kevin R. Parke are Directors, Joseph W. Dello Russo is the Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

            MFS JAPAN HOLDINGS, LLC, a private limited liability company organized under the laws of Delaware whose address is 500 Boylston Street, Boston, MA 02116, is primarily a holding company and is 50% owned by Massachusetts Financial Services Company and 50% owned by Sun Life Financial (Japan), Inc.

            Jeffrey L. Shames, Thomas J. Cashman, Jr. and Donald A. Stewart are Directors.

            SUN LIFE OF CANADA (U.S.) FINANCIAL SERVICES HOLDINGS, INC., a company incorporated under the laws of Delaware whose address is 500 Boylston Street, Boston, Massachusetts 02116, is the direct parent company of Massachusetts Financial Services Company.

            John W. Ballen is a Director and the Chairman, Kevin R. Parke is Chief Executive Officer and President, Joseph W. Dello Russo is a Director and the Treasurer; Jeffrey L. Shames, Donald A. Stewart and C. James Prieur are Directors and Robert T. Burns is Secretary.

            NEW ENGLAND STREAMING MEDIA, LLC, a limited liability company organized under the laws of Delaware whose address is 500 Boylston Street, Boston, Massachusetts 02116, is primarily involved in internet technology.

            Jeffrey L. Shames, John W. Ballen and Joseph W. Dello Russo are Directors.

            In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

            Donald A. Stewart          Chairman, Sun Life Assurance Company
                                         of Canada, Sun Life Centre, 150 King
                                         Street West, Toronto, Ontario, Canada
                                         (Mr. Stewart is also an officer and/or
                                         Director of various subsidiaries and
                                         affiliates of Sun Life)

            C. James Prieur            President and a Director, Sun Life
                                         Assurance Company of Canada, Sun Life
                                         Centre, 150 King Street West, Toronto,
                                         Ontario, Canada (Mr. Prieur is also an
                                         officer and/or Director of various
                                         subsidiaries and affiliates of Sun
                                         Life)

            William W. Stinson         Director, Sun Life Assurance Company
                                         of Canada, Sun Life Centre, 150 King
                                         Street West, Toronto, Ontario, Canada;
                                         Director, United Dominion Industries
                                         Limited, Charlotte, N.C.; Director,
                                         PanCanadian Petroleum Limited, Calgary,
                                         Alberta; Director, LWT Services, Inc.,
                                         Calgary Alberta; Director, Western Star
                                         Trucks, Inc., Kelowna, British
                                         Columbia; Director, Westshore Terminals
                                         Income Fund, Vancouver, British
                                         Columbia; Director (until 4/99),
                                         Canadian Pacific Ltd., Calgary, Alberta

ITEM 27.    DISTRIBUTORS

            None

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS

            The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                      NAME                              ADDRESS
                      ----                              -------

            Massachusetts Financial Services       500 Boylston Street
               Company (investment adviser)        Boston, MA 02116

            MFS Service Center, Inc.               2 Avenue de Lafayette
                                                   Boston, MA 02111

            State Street Bank and Trust Company    State Street South
                                                   5-North
                                                   North Quincy, MA 02171

            Sun Life Assurance Company of Canada   One Copley Place
            Retirement Products and Services       Suite 200
                                                   Boston, MA 02116

ITEM 29.    MANAGEMENT SERVICES

            Not applicable.

ITEM 30.    UNDERTAKINGS

            Not applicable.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 24th day of May, 2001.

                                 MFS(R)/SUN LIFE SERIES TRUST

                                 By:     JAMES R. BORDEWICK, JR.
                                         -----------------------------
                                 Name:   James R. Bordewick, Jr.
                                 Title:  Assistant Clerk and Assistant Secretary

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on May 24, 2001.

         SIGNATURE                                       TITLE
         ---------                                       -----

C. JAMES PRIEUR*                 Principal Executive Officer; Trustee
-------------------------
C. James Prieur

                                 Treasurer (Principal Financial
JAMES O. YOST*                     and Principal Accounting Officer)
-------------------------
James O. Yost


SAMUEL ADAMS*                    Trustee
-------------------------
Samuel Adams


J. KERMIT BIRCHFIELD*            Trustee
-------------------------
J. Kermit Birchfield


ROBERT C. BISHOP*                Trustee
-------------------------
Robert C. Bishop

FREDERICK H. DULLES*             Trustee
-------------------------
Frederick H. Dulles


WILLIAM R. GUTOW*                Trustee
-------------------------
William R. Gutow


DAVID D. HORN*                   Trustee
-------------------------
David D. Horn


DERWYN F. PHILLIPS*              Trustee
-------------------------
Derwyn F. Phillips


RONALD G. STEINHART*             Trustee
-------------------------
Ronald G. Steinhart


HAVILAND WRIGHT*                 Trustee
-------------------------
Haviland Wright


                                 *By:   JAMES R. BORDEWICK, JR.
                                        -----------------------
                                 Name:  James R. Bordewick, Jr.
                                          as Attorney-in-fact

                                 Executed by James R. Bordewick, Jr. on behalf of those indicated pursuant to a Power of Attorney dated May 4, 2001; filed herewith.

                                POWER OF ATTORNEY

                            MFS/Sun Life Series Trust

      The undersigned, Trustees and officers of MFS/Sun Life Series Trust (the "Registrant"), hereby severally constitute and appoint James R. Bordewick, Jr., Stephen E. Cavan, James O. Yost and C. James Prieur, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting, unto our said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

      IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 4th day of May, 2001.

Signatures                          Title(s)
----------                          --------
SAMUEL ADAMS                        Trustee
-------------------------
Samuel Adams

J. KERMIT BIRCHFIELD                Trustee
-------------------------
J. Kermit Birchfield

ROBERT C. BISHOP                    Trustee
-------------------------
Robert C. Bishop

FREDERICK H. DULLES                 Trustee
-------------------------
Frederick H. Dulles

WILLIAM R. GUTOW                    Trustee
-------------------------
William R. Gutow

DAVID D. HORN                       Trustee
-------------------------
David D. Horn

DERWYN F. PHILLIPS                  Trustee
-------------------------
Derwyn F. Phillips

C. JAMES PRIEUR                     Trustee
-------------------------
C. James Prieur

RONALD G. STEINHART                 Trustee
-------------------------
Ronald G. Steinhart

HAVILAND WRIGHT                     Trustee
-------------------------
Haviland Wright

JAMES O. YOST                       Principal Financial and Accounting Officer
-------------------------
James O. Yost

                                INDEX TO EXHIBITS

EXHIBIT NO.                   DESCRIPTION OF EXHIBIT              PAGE NO.
-----------                   ----------------------              --------

     1          Amended and Restated Declaration of
                  Trust dated May 1, 2001.

     2          Amended and Restated By-Laws, dated
                  May 4, 2001.

     4    (gg)  Investment Advisory Agreement
                  between Registrant, on behalf of
                  International New Discovery Series,
                  and Massachusetts Financial
                  Services Company.

     5          Form of Distribution Agreement to be
                  dated July 28, 2001.

     9    (b)   Legal Opinion Consent dated May 24,
                  2001.

    13          Form of Master Distribution Plan pursuant
                  to Rule 12b-1 under the Investment
                  Company Act of 1940 to be effective
                  July 28, 2001.

    15          Form of Plan pursuant to Rule 18f-3(d)
                  under the Investment Company Act of
                  1940, to be dated July 28, 2001.